Income taxes - Income tax expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax expense (benefit)
Current tax - Land Appreciation Tax	$ (172)	$ 179	$ 731
Current tax - Enterprise Income Tax	15,598	(469)	1,306
Deferred tax	(950)	2,136	(8,589)
Income tax expense (benefit)	$ 14,476	$ 1,846	$ (6,552)